Trade and other receivables	12 Months Ended
Dec. 31, 2018
Disclosure of trade and other receivables [Abstract]
Disclosure of trade and other receivables [text block]
Note 10 Trade and other receivables

The trade and other receivables are detailed as follows:

	As of December 31, 2018		As of December 31, 2017
	Current	Non current	Current	Non current
	ThCh $	ThCh $	ThCh $	ThCh $
Chile operating segment	162,477,091	-	159,465,654	-
International business operating segment	76,166,145	-	62,587,204	-
Wines operating segment	51,478,501	-	40,284,490	-
Total commercial debtors	290,121,737	-	262,337,348	-
Impairment loss estimate	(6,059,201)	-	(4,154,752)	-
Total commercial debtors - net	284,062,536	-	258,182,596	-
Others accounts receivables (1)	36,639,803	3,363,123	28,031,002	3,974,395
Total other accounts receivable	36,639,803	3,363,123	28,031,002	3,974,395
Total	320,702,339	3,363,123	286,213,598	3,974,395

(1)
As of December 31, 2018, this item mainly includes ThCh$ 1,392,650 in current and ThCh$ 1,240,461 (ThCh$ 2,411,833 in 2017) in non-current related to the account receivable from the sale of the 49% that subsidiary CPCh had in Compañía Pisquera Bauzá S.A. (see
Note 14
– Non-current assets of disposal groups classifield as held for sale)
.

The Company’s accounts receivable are denominated in the following currencies:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Chilean Peso	191,979,443	183,948,334
Argentine Peso	67,553,470	55,526,379
US Dollar	34,113,849	27,810,990
Euro	10,152,559	9,326,882
Unidad de Fomento	2,678,592	2,590,736
Uruguayan Pesos	5,128,068	4,372,909
Paraguayan Guarani	8,774,244	5,495,532
Bolivian	1,340,388	-
Others currencies	2,344,849	1,116,231
Total	324,065,462	290,187,993

The detail of the accounts receivable maturities as of
December 31, 2018
, is detailed as follows:

			Overdue balances
	Total	Current balance	0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $
Chile operating segment	162,477,091	152,644,412	5,928,791	1,085,806	844,101	1,973,981
International business operating segment	76,166,145	63,419,349	9,546,370	1,092,229	701,571	1,406,626
Wines operating segment	51,478,501	44,304,213	6,248,007	272,721	305,811	347,749
Total commercial debtors	290,121,737	260,367,974	21,723,168	2,450,756	1,851,483	3,728,356
Impairment loss estimate	(6,059,201)	(148,214)	(542,195)	(600,433)	(1,407,848)	(3,360,511)
Total commercial debtors - net	284,062,536	260,219,760	21,180,973	1,850,323	443,635	367,845
Others accounts receivables	36,639,803	36,056,454	321,767	162,295	99,233	54
Total other accounts receivable	36,639,803	36,056,454	321,767	162,295	99,233	54
Total current	320,702,339	296,276,214	21,502,740	2,012,618	542,868	367,899
Others accounts receivables	3,363,123	3,363,123	-	-	-	-
Total non-current	3,363,123	3,363,123	-	-	-	-

The detail of the accounts receivable maturities as of
December 31, 2017
, is detailed as follows:

			Overdue balances
	Total	Current balance	0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $
Chile operating segment	159,465,654	150,256,296	4,960,461	1,037,876	1,358,009	1,853,012
International business operating segment	62,587,204	56,180,536	4,978,409	595,173	318,551	514,535
Wines operating segment	40,284,490	36,270,918	3,347,465	219,135	224,487	222,485
Total commercial debtors	262,337,348	242,707,750	13,286,335	1,852,184	1,901,047	2,590,032
Impairment loss estimate	(4,154,752)	-	(421,560)	(695,114)	(1,001,699)	(2,036,379)
Total commercial debtors - net	258,182,596	242,707,750	12,864,775	1,157,070	899,348	553,653
Others accounts receivables	28,031,002	27,768,858	97,052	165,092	-	-
Total other accounts receivable	28,031,002	27,768,858	97,052	165,092	-	-
Total current	286,213,598	270,476,608	12,961,827	1,322,162	899,348	553,653
Others accounts receivables	3,974,395	3,974,395	-	-	-	-
Total non-current	3,974,395	3,974,395	-	-	-	-

The Company markets its products through wholesale customers, retail and supermarket chains. As of
December 31, 2018
, the accounts receivable from the three most important supermarket chains in Chile and Argentina represent 27.3% (28.1% in
2017
) of the total accounts receivable.

As indicated in the Risk management note (See
Note 5 – Risk administration
), for Credit Risk purposes, the Company acquires credit insurance policies to cover approximately 90% and 99% of the significant accounts receivable balances domestic and export, respectively, of the total of the account receivables. Regarding amounts aged more than 6 months and for which no allowances have been constituted, they correspond mainly to amounts already covered by the credit insurance policies. In addition, there are amounts overdue within ranges for which, in accordance with current policies are only partially impaired for, based on a case by case analysis.

The general criteria for the determination of the provision for impairment has been established in the framework of IFRS 9, which requires analysing the behavior of the client portfolio in the long term in order to generate an expected credit loss index by tranches based on the age of the portfolio. This analysis delivered the following results for the Company:

		Overdue balances
	Current balance	0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
% Impairment loss estimate by stretch	0.10	4.30	32.60	100.00	100.00

The percentage of impairment determined for the portfolio in each court may differ from the direct application of the previously presented parameters because these percentages are applied to the uncovered portfolio of credit insurance that the Company takes. Past due balances over 6 months and for which no estimates have been made for impairment losses, correspond mainly to items protected by credit insurance. Additionally, there are expired amounts in this stretch, which according to the policy, partial losses due to impairment are estimated based on an individual case-by-case analysis.

For the above mentioned, management estimates that it does not require establishing allowances for further impairment, in addition to those already constituted based on an aging analysis of these balances.

The write-offs of our doubtful clients are once all pre-trial and judicial, efforts have been made and exhausted all means of payment, with the proper demonstration of the insolvency of customers. This process of write off normally takes more than 1 year.

The movement of the impairment losses provision for accounts receivable is as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Balance at the beginning of year	(4,154,752)	(3,837,914)
First application effect IFRS 9	(192,377)	-
Initial balance restated	(4,347,129)	(3,837,914)
Impairment estimate for accounts receivable	(1,697,861)	(1,948,264)
Uncollectible accounts	527,545	634,256
Add back of unused provisions	448,056	832,704
Estimates resulting from business combinations (1)	(1,354,559)	-
Effect of translation into presentation currency	364,747	164,466
Total	(6,059,201)	(4,154,752)

(1)	See Note 15 – Business Combinations .